Other Income and Expenses (Details) - Schedule of wages and salaries and pension scheme contributions - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Wages And Salaries And Pension Scheme Contributions Abstract
Wages and salaries	¥ 21,041	¥ 16,575
Equity-settled share-based payment expenses	7,263	32,908
Pension scheme contributions	¥ 2,279	¥ 926